2. BASIS OF PREPARATION AND PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Details 6) - CLP ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfImmaterialErrorCorrectionsLineItems [Line Items]
Deferred tax liabilities	$ 63,966,069	$ 59,266,143	$ 49,652,433
Total non-current liabilities	260,747,184	190,794,196	210,997,968
Total Liabilities	574,014,863	511,486,336	498,131,966
Retained earnings	481,812,864	450,031,184	418,785,334
Equity attributable to Owners of the Parent	568,321,968	542,473,822	508,473,513
Non-controlling interests	3,831,276	2,866,429	1,497,143
Total equity	572,153,244	545,340,251	509,970,656	$ 454,335,548
Income tax expense	11,394,118	11,876,809	16,806,562
Profit from continuing operations	50,101,333	51,833,399	49,265,445
Profit attributable to owners of the Parent	49,111,118	51,417,649	48,666,950
Profit	$ 50,101,333	$ 51,833,399	$ 49,265,445
Basic and diluted earnings per share	$ 65.74	$ 68.83	$ 65.15
Total other comprehensive income	$ 44,167,799	$ 54,587,858	$ 83,722,859
Comprehensive income attributable to the owners of the Parent	43,177,584	54,172,108	83,124,364
Comprehensive income attributable to non-controlling interests	$ 990,215	415,750	598,495
Uncorrected
DisclosureOfImmaterialErrorCorrectionsLineItems [Line Items]
Deferred tax liabilities		53,373,158	50,388,290
Total non-current liabilities		184,901,211	203,262,004
Total Liabilities		505,593,351	498,131,966
Retained earnings		455,924,169	426,521,298
Equity attributable to Owners of the Parent		548,366,807	516,209,477
Non-controlling interests		2,866,429	1,497,143
Total equity		551,233,236	517,706,620
Income tax expense		13,719,788	17,542,419
Profit from continuing operations		49,990,420	48,529,588
Profit attributable to owners of the Parent		$ 49,574,670	47,931,093
Profit			$ 48,529,588
Basic and diluted earnings per share		$ 66.36	$ 64.16
Total other comprehensive income		$ 52,744,879	$ 48,529,588
Comprehensive income attributable to the owners of the Parent		52,329,129	82,388,507
Comprehensive income attributable to non-controlling interests		415,750	598,495
Correction
DisclosureOfImmaterialErrorCorrectionsLineItems [Line Items]
Deferred tax liabilities		5,892,985	7,735,964
Total non-current liabilities		5,892,985	7,735,964
Total Liabilities		5,892,985	7,735,964
Retained earnings		(5,892,985)	(7,735,964)
Equity attributable to Owners of the Parent		(5,892,985)	(7,735,964)
Non-controlling interests		0	0
Total equity		(5,892,985)	(7,735,964)
Income tax expense		(1,842,979)	(735,857)
Profit from continuing operations		1,842,979	735,857
Profit attributable to owners of the Parent		$ 1,842,979	735,857
Profit			$ 735,857
Basic and diluted earnings per share		$ 2.47	$ .99
Total other comprehensive income		$ 1,842,979	$ 735,857
Comprehensive income attributable to the owners of the Parent		1,842,979	735,857
Comprehensive income attributable to non-controlling interests		$ 0	$ 0